Fees Summary	Oct. 27, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 743,000
Previously Paid Amount	0.00
Total Fee Amount	102.61
Total Offset Amount	0.00
Net Fee	102.61
Narrative - Max Aggregate Offering Price	$ 743,000
Final Prospectus	true